Cover Page	Jan. 14, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	Pinnacle Financial Partners, Inc.
Entity Incorporation, State or Country Code	GA
Entity File Number	333-289866
Entity Tax Identification Number	39-3738880
Entity Address, Address Line One	3400 Overton Park Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	706
Local Phone Number	641-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002082866
Amendment Flag	false
Document Period End Date	Jan. 14, 2026
Entity Information, Former Legal or Registered Name	Steel Newco, Inc.
Common Stock, $1.00 Par Value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	PNFP
Security Exchange Name	NYSE
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	PNFP - PrA
Security Exchange Name	NYSE
Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Entity Information [Line Items]
Title of 12(b) Security	Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	PNFP - PrB
Security Exchange Name	NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40 interest in a Share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock Series C
Trading Symbol	PNFP - PrC
Security Exchange Name	NYSE